REVENUE - Narrative (Details) ozt in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) customers lb ozt $ / pound $ / ounce	Dec. 31, 2020 USD ($) lb ozt $ / pound $ / ounce
Copper [Member]
Disclosure of provisional metal sales
Volumes subject to final pricing Copper (millions) Gold (000s) | lb	45	49
Impact on net income before taxation of 10% movement in market price	$ 20	$ 16
Average price of sales subject to final settlement | $ / pound	4.34	3.17
Percent change in commodity prices used for sensitivity analysis	10.00%
Gold [Member]
Disclosure of provisional metal sales
Percentage of composition of principal product (as percent)	90.00%
Volumes subject to final pricing Copper (millions) Gold (000s) | ozt	41	22
Impact on net income before taxation of 10% movement in market price	$ 8	$ 4
Average price of sales subject to final settlement | $ / ounce	1,819	1,899
Percent change in commodity prices used for sensitivity analysis	10.00%
Customers who contribute over ten percent of revenue
Disclosure of major customers [line items]
Number of customers who accounts for more than ten percent of revenue | customers	3
Minimum percentage of entity revenue for major customers	10.00%
Customer 1 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	24.00%
Customer 2 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%
Customer 3 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%